UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2003
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        January 23, 2004
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      89
Form 13F Information Table Value Total:      $99,864

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      809     9517 SH       SOLE                                       9517
ALLTEL Corp                    COM              020039103      308     6608 SH       SOLE                                       6608
Abbott Laboratories            COM              002824100     2395    51398 SH       SOLE                                      51398
Adobe Systems Inc              COM              00724F101     1347    34469 SH       SOLE                                      34469
Affiliated Computer            COM              008190100     1093    20065 SH       SOLE                                      20065
Aflac                          COM              001055102      536    14803 SH       SOLE                                      14803
Amer Intl Group                COM              026874107     1789    26987 SH       SOLE                                      26987
American Pwr Convsn            COM              029066107     1503    61341 SH       SOLE                                      61341
Amgen Inc.                     COM              031162100      637    10312 SH       SOLE                                      10312
Apollo Group A                 COM              037604105      762    11238 SH       SOLE                                      11238
Automatic Data Proc            COM              053015103     1288    32527 SH       SOLE                                      32527
Autozone Inc                   COM              053332102     1369    16065 SH       SOLE                                      16065
Avery Dennison Corp            COM              053611109      258     4602 SH       SOLE                                       4602
BB&T Corp                      COM              054937107      820    21221 SH       SOLE                                      21221
BP PLC Spons Adr               COM              055622104     1649    33421 SH       SOLE                                      33421
BankAmerica Corp               COM              060505104      259     3217 SH       SOLE                                       3217
Bed Bath & Beyond              COM              075896100     2243    51743 SH       SOLE                                      51743
Bemis Co                       COM              081437105      909    18177 SH       SOLE                                      18177
Cardinal Health Inc            COM              14149Y108     1949    31873 SH       SOLE                                      31873
Cheesecake Factory             COM              163072101      201     4558 SH       SOLE                                       4558
Cintas Corp                    COM              172908105     2239    44700 SH       SOLE                                      44700
Coca Cola Co                   COM              191216100      206     4050 SH       SOLE                                       4050
Columbia Bancorp               COM              197227101      314     9829 SH       SOLE                                       9829
Cousins Properties             COM              222795106      647    21129 SH       SOLE                                      21129
Dover Corp                     COM              260003108     2409    60604 SH       SOLE                                      60604
Ecolab                         COM              278865100      976    35669 SH       SOLE                                      35669
Emerson Electric Co            COM              291011104     2158    33325 SH       SOLE                                      33325
Equity Office                  COM              294741103      244     8511 SH       SOLE                                       8511
Expeditors Int'l Wash          COM              302130109     2118    56236 SH       SOLE                                      56236
Exxon Mobil Corp               COM              30231G102     1792    43702 SH       SOLE                                      43702
Fair Isaac & Co.               COM              303250104     1169    23780 SH       SOLE                                      23780
Fastenal Co                    COM              311900104     1146    23030 SH       SOLE                                      23030
Fedl Natl Mtg Assoc            COM              313586109      414     5521 SH       SOLE                                       5521
Fifth Third BankCorp           COM              316773100     1218    20601 SH       SOLE                                      20601
Fiserv Inc.                    COM              337738108     1675    42351 SH       SOLE                                      42351
Gannett Co                     COM              364730101     1728    19376 SH       SOLE                                      19376
General Electric Co            COM              369604103      980    31618 SH       SOLE                                      31618
Golden West Fin'l              COM              381317106      499     4839 SH       SOLE                                       4839
Grainger (WW) Inc              COM              384802104     1056    22282 SH       SOLE                                      22282
Health Mgmt Assoc              COM              421933102     1450    60409 SH       SOLE                                      60409
Home Depot                     COM              437076102     1466    41320 SH       SOLE                                      41320
Idexx Labs                     COM              45168D104      632    13665 SH       SOLE                                      13665
Illinois Tool Works            COM              452308109     2799    33353 SH       SOLE                                      33353
Jefferson-Pilot Corp           COM              475070108      871    17203 SH       SOLE                                      17203
Johnson & Johnson              COM              478160104     1859    35981 SH       SOLE                                      35981
Kimberly Clark                 COM              494368103      544     9212 SH       SOLE                                       9212
Kimco Realty Corp              COM              49446R109     1265    28268 SH       SOLE                                      28268
Kinder Morgan Energy Ptnrs LP  COM              494550106      923    18730 SH       SOLE                                      18730
Linear Technology Corp         COM              535678106     1090    25908 SH       SOLE                                      25908
Lowes Cos Inc                  COM              548661107      622    11224 SH       SOLE                                      11224
Marsh & McLennan               COM              571748102      584    12187 SH       SOLE                                      12187
Maxim Integrated Prod          COM              57772K101      798    16087 SH       SOLE                                      16087
McCormick & Co                 COM              579780206     2508    83337 SH       SOLE                                      83337
Medtronic Inc                  COM              585055106      845    17384 SH       SOLE                                      17384
Microchip Technology           COM              595017104      407    12196 SH       SOLE                                      12196
Microsoft Corp                 COM              594918104     1949    71220 SH       SOLE                                      71220
Minerals Techn                 COM              603158106      960    16202 SH       SOLE                                      16202
Molex Inc                      COM              608554101      593    16985 SH       SOLE                                      16985
Molex Inc Cl A                 COM              608554200      610    20802 SH       SOLE                                      20802
Nokia Corporation              COM              654902204      543    31918 SH       SOLE                                      31918
Omnicom Group                  COM              681919106     1624    18591 SH       SOLE                                      18591
Patterson Dental               COM              703412106     1319    20611 SH       SOLE                                      20611
Paychex Inc                    COM              704326107     1687    45346 SH       SOLE                                      45346
Pfizer Inc                     COM              717081103      271     7660 SH       SOLE                                       7660
Procter & Gamble Co            COM              742718109     2135    21380 SH       SOLE                                      21380
Prologis Tr                    COM              743410102      437    13606 SH       SOLE                                      13606
Qualcomm Inc                   COM              747525103      842    15605 SH       SOLE                                      15605
RPM Inc                        COM              749685103      647    39307 SH       SOLE                                      39307
Royal Dutch Petrol             COM              780257804      672    12822 SH       SOLE                                      12822
Sigma-Aldrich Corp             COM              826552101     2081    36392 SH       SOLE                                      36392
Staples Inc                    COM              855030102     1442    52806 SH       SOLE                                      52806
Starbucks Corp                 COM              855244109     1132    34144 SH       SOLE                                      34144
Stericycle Inc                 COM              858912108      285     6104 SH       SOLE                                       6104
Stryker Corp                   COM              863667101     2278    26802 SH       SOLE                                      26802
SunTrust Banks Inc             COM              867914103     1429    19989 SH       SOLE                                      19989
Sysco Corp                     COM              871829107     1771    47560 SH       SOLE                                      47560
Teleflex Inc                   COM              879369106      971    20094 SH       SOLE                                      20094
Valspar Corp                   COM              920355104     2459    49763 SH       SOLE                                      49763
Vornado Realty Trust           COM              929042109      237     4335 SH       SOLE                                       4335
WGL Holdings Inc.              COM              92924f106      299    10768 SH       SOLE                                      10768
Wal-Mart Stores                COM              931142103     1460    27518 SH       SOLE                                      27518
Walgreen Co                    COM              931422109     2120    58286 SH       SOLE                                      58286
Washington REIT                COM              939653101      354    12138 SH       SOLE                                      12138
Weingarten Rlty Inv            COM              948741103      576    12988 SH       SOLE                                      12988
Whole Foods Market             COM              966837106     1161    17295 SH       SOLE                                      17295
Wrigley (Wm) Jr.               COM              982526105      745    13259 SH       SOLE                                      13259
Zimmer Holdings Inc            COM              98956P102      310     4401 SH       SOLE                                       4401
Dodge & Cox Stock                               256219106      302 2651.820 SH       SOLE                                   2651.820
Vngrd Windsor II                                922018205      392 14797.682SH       SOLE                                  14797.682